GENERAL	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

1.	GENERAL

Golar LNG Limited (the "Company" or "Golar") was incorporated in Hamilton, Bermuda on May 10, 2001 for the purpose of acquiring the liquefied natural gas ("LNG") shipping interests of Osprey Maritime Limited ("Osprey"), which was owned by World Shipholding Limited ("World Shipholding"). As of December 31, 2013, World Shipholding owned 45.61% (2012: 45.71%) of Golar.

As of December 31, 2013, we own and operate a fleet of seven LNG carriers and operate Golar LNG Partner LP's ("Golar Partners" or the "Partnership") fleet of eight LNG carriers and Floating Storage Regasification Units ("FSRUs").

We are listed solely on the Nasdaq under the symbol: GLNG.

As used herein and unless otherwise required by the context, the terms "Golar", the "Company", "we", "our" and words of similar import refer to Golar or anyone or more of its consolidated subsidiaries, or to all such entities.

Golar LNG Partners LP ("Golar Partners" or the "Partnership")

Golar Partners is our former subsidiary, which is an owner and operator of FSRUs and LNG carriers under long-term charters (defined as five years or longer from the date of the dropdown). In April 2011, we completed the initial public offering ("IPO") of Golar Partners and its listing on the Nasdaq stock exchange. As a result of the offering, our ownership interest was reduced to 65.4% (including our 2% general partner interest). Since its IPO, Golar Partners has completed further follow-on equity offerings, such that as of December 31, 2013, our ownership interest has decreased to 41.4% (2012: 54.1%) (see note 29).

Under the provisions of the partnership agreement, the general partner irrevocably delegated the authority to the Partnership's board of directors to have the power to oversee and direct the operations of, manage and determine the strategies and policies of the Partnership. During the period from the IPO in April 2011 until the time of Golar Partners' first AGM on December 13, 2012, we retained the sole power to appoint, remove and replace all members of Golar Partners' board of directors. From the first Golar Partners' Annual General Meeting ("AGM"), the majority of the board members became electable by the common unitholders and accordingly, from this date, we no longer retain the power to control the board of Golar Partners. As a result, from December 13, 2012, Golar Partners has been considered as an affiliate entity and not as our controlled subsidiary (see note 5).